Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2024, 2023 and 2022 and to shareholders’ equity as of December 31, 2024, 2023 and 2022 that would be required if U.S. GAAP had been applied instead of IFRS accounting standards in the financial statements:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Net profit under IFRS accounting standards	953,177	778,964	925,353
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 23(a)	(121,538)	(210,244)	(170,012)
Inventories valuation, note 23(b)	41,381	(12,728)	(1,077)
Remediation and mine closure, note 23(e)	781	996	(485)
Deferred workers’ profit sharing, note 23(c)	17,303	25,746	(1,244)
Lease activity	5	412	767
Deferred income tax, note 23(d)	16,887	71,534	62,941
Mine equipment main components, note 23(f)	(9,750)	(8,824)	(11,089)
Water truck conversion 23(g)	(6,554)	348	(7,769)
Other	(3,061)	(3,441)	(1,911)

Net income under U.S. GAAP	888,631	642,763	795,474

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS accounting standards	6,783,485	6,680,374	6,651,427
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 23(a)	(870,052)	(748,514)	(538,270)
Inventories valuation, note 23(b)	(213,962)	(255,343)	(242,615)
Remediation and mine closure, note 23(e)	(4,336)	(5,117)	(6,113)
Deferred workers’ profit sharing, note 23(c)	(17,861)	(35,164)	(60,910)
Lease activity	6,041	6,036	5,624
Deferred income tax, note 23(d)	382,701	365,814	294,280
Mine equipment main components, note 23(f)	(56,775)	(47,025)	(38,201)
Water truck conversion 23(g)	(13,975)	(7,421)	(7,769)
Stock-based compensation	(10,724)	(10,790)	(10,807)
Other	(8,354)	(5,293)	(1,853)

Shareholders’ equity under U.S. GAAP	5,976,188	5,937,557	6,044,793